Accounts Payable	12 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable
Note 13 – Accounts Payable

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Trade payables	31,041	10,982
Accrued expenses	1,461	1,270
Other payables	6,385	3,894
Sales tax payable	8,623	965
Related party payables	93	24

Total accounts payable	47,603	17,135

Trade and other payables are unsecured,

non-interest

bearing and are normally settled within 30 days. The carrying amounts are a reasonable approximation of fair value.